Consolidated Balance Sheets (Statement) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 137,598	$ 121,101
Accounts receivable	172,600	211,775
Allowance for doubtful accounts	(6,492)	(7,274)
Prepaid income taxes	7,307	4,543
Prepaid and other current assets	27,897	23,413
Total current assets	338,910	353,558
Property and equipment, net	29,332	29,632
Operating lease right-of-use assets	46,006	0
Intangible assets, net	46,560	46,313
Goodwill	542,239	480,065
Investments	5,218	1,725
Deferred income taxes	44,543	51,068
Other assets	37,689	32,238	[1]
Total assets	1,090,497	994,599
Current liabilities:
Accounts payable	15,086	17,669
Accruals and other current liabilities	212,866	167,517
Deferred revenues	173,578	204,991
Operating lease liabilities	15,629	0
Income taxes payable	5,100	2,236
Total current liabilities	422,259	392,413
Long-term debt	589,583	233,750
Long-term operating lease liabilities	32,555	0
Deferred revenues	6,322	8,154
Deferred income taxes	9,502	8,260
Income taxes payable	7,874	8,140
Other liabilities	15,229	9,263
Total liabilities	1,083,324	659,980
Commitments and contingencies
Stockholders' equity:
Class A Common Stock, $0.01 par value, authorized 100,000,000 shares; issued 11,601,757 shares as of September 30, 2020 and December 31, 2019, and Class B Common Stock, $0.01 par value, authorized 1,800,000,000 shares; issued 251,093,655 and 243,241,192 shares as of September 30, 2020 and December 31, 2019, respectively (Note 13)	2,622	2,548
Additional paid-in capital	441,723	408,667
Accumulated other comprehensive loss	(29,211)	(23,927)
Accumulated deficit	(407,961)	(52,669)	[2]
Total stockholders' equity	7,173	334,619
Total liabilities and stockholders' equity	$ 1,090,497	$ 994,599

[1]	As of December 31, 2019, contract cost assets of $2,690 were included in Prepaid and other current assets and $5,235 were included in Other assets.
[2]	Included in Accumulated deficit on the opening balance of January 1, 2019 is $107,822, net of tax, for the cumulative effect adjustment of adopting Topics 606 and 34040.